Schedule of disaggregated information of revenues by region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 6,820,264	$ 4,011,005	$ 3,706,458
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	4,827,569	3,921,982	3,706,458
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 1,992,695	$ 89,023